Cost of revenue	6 Months Ended
Sep. 30, 2023
Cost Of Revenue
Cost of revenue

17. Cost of revenue

Cost of revenue consisted of the following:

	For the six months ended September 30,
	2023	2022
Amortization expenses	$—	$3,310,928
Depreciation expenses of server hardware	—	2,033,556
Resource usage fees	730,281	766,135
Website maintenance fee	121,714	766,135
Virtual simulation fee	88,303	359,297
Raw material consumption fees	1,457	1,946
Other	2,592	98,428
Total	$944,347	$7,336,425